Subsequent Events (Details) - USD ($) $ in Thousands			1 Months Ended	12 Months Ended
	Jan. 09, 2025	Nov. 30, 2024	Nov. 30, 2023	Dec. 31, 2023
Subsequent Events [Line Items]
Total consideration			$ 9,600
Final payment				$ 800
Accounts receivable				$ 4,100
Percentage of agreement majority stake				51.00%
Property Value				$ 100,000
Market value				$ 100,000
W Motors [Member]
Subsequent Events [Line Items]
Percentage of agreement majority stake				49.00%
Forecast [Member]
Subsequent Events [Line Items]
Final payment		$ 800
Unpaid survey fees	$ 87